Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Beginning balance (Previously stated) at Sep. 30, 2019	$ 6,884,103	$ 4,557,855	$ 176,694	$ 1,903,977	$ 245,577
Beginning balance (Adoption of IFRS 16) at Sep. 30, 2019	(93,873)	(93,873)
Beginning balance at Sep. 30, 2019	6,790,230	4,463,982	176,694	1,903,977	245,577
Net earnings	1,117,862	1,117,862
Other comprehensive (loss) income	369,016		369,016
Comprehensive income (loss)	1,486,878	1,117,862	369,016
Share-based payment costs	37,358				37,358
Income tax impact associated with stock options	(8,653)				(8,653)
Exercise of stock options	57,151			69,420	(12,269)
Exercise of performance share units	0			9,078	(9,078)
Purchase for cancellation of Class A subordinate voting shares	(1,043,517)	(878,202)		(165,315)
Purchase of Class A subordinate voting shares held in trusts	(55,287)			(55,287)
Ending balance at Sep. 30, 2020	7,264,160	4,703,642	545,710	1,761,873	252,935
Net earnings	1,369,072	1,369,072
Other comprehensive (loss) income	(214,130)		(214,130)
Comprehensive income (loss)	1,154,942	1,369,072	(214,130)
Share-based payment costs	45,592				45,592
Income tax impact associated with stock options	11,114				11,114
Exercise of stock options	61,054			73,827	(12,773)
Exercise of performance share units	0			7,150	(7,150)
Purchase for cancellation of Class A subordinate voting shares	(1,519,226)	(1,340,485)		(178,741)
Purchase of Class A subordinate voting shares held in trusts	(31,404)			(31,404)
Ending balance at Sep. 30, 2021	$ 6,986,232	$ 4,732,229	$ 331,580	$ 1,632,705	$ 289,718